Revenues and Cost of Revenues - Schedule of Cost of Sales and Gross Profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Sales and Gross Profit [Line Items]
Cost of goods sold	$ 800	$ 683	$ 322
Purchased goods [Member]
Schedule of Cost of Sales and Gross Profit [Line Items]
Cost of goods sold	798	672	301
Freight [Member]
Schedule of Cost of Sales and Gross Profit [Line Items]
Cost of goods sold	$ 2	$ 11	$ 21